Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2025	December 31, 2024
Long-term debt and other financial liabilities	293,958	261,451
Less: Deferred finance costs and debt discounts	(3,798)	(3,864)
Total	290,160	257,587
Less - current portion	(54,940)	(37,401)
Long-term portion	235,220	220,186

Annual Principal Payments
The annual principal payments required to be made after December 31, 2025 for all long-term debt and other financial liabilities, taking into consideration the reclassification of short-term obligations refinanced to long-term for the sale and leaseback agreements with Huarong and BOCL (Note 16), are as follows:
Twelve-month periods ending December 31,	Amount
2026	56,903
2027	59,243
2028	43,233
2029	50,519
Thereafter	84,060
Total	293,958